Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net (Impairment) Reversal of Impairment (CGUs Pemex Logistics) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment , net	$ (269,468,559)	$ (212,541,057)	$ (192,230,147)
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment , net	(612,906)	2,121,045	(3,161,108)
Storage terminals | Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment , net	(582,923)	0	0
Construction in progress | Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment , net	(58,816)	2,121,045	(2,927,035)
Land and transport (white pipelines) | Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment , net	$ 28,833	$ 0	$ (234,073)